Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2024
Statement [LineItems]
Summary of Issued Share Capital and Reserves Attributable to Shareholders

EUR millions	June 30, 2024	December 31, 2023

Share capital - par value	265	265

Share premium	6,853	6,853
Total share capital	7,118	7,118

Share capital - par value

Balance on January 1	265	319

Shares withdrawn	-	(54)
Balance	265	265

Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon Ltd. were as follows:

EUR millions	1H 2024		FY 2023
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	72,320	345	145,821	662

Transactions in 2024:
Purchase: 1 transaction, average price EUR 5.38	85,321	459	-	-
Sale: 1 transaction, average price EUR 4.77	(6,650)	(32)	-	-
Purchase: 1 transaction, average price EUR 5.81	44,904	261	-	-

Transactions in 2023:
Purchase: 1 transaction, average price EUR 5.00	-	-	8,516	43

Sale: 2 transactions, average price EUR 4.46	-	-	(4,924)	(22)

Purchase: 1 transaction, average price EUR 4.27	-	-	46,798	200

Sale: 1 transaction, average price EUR 4.46	-	-	(69)	-

Share withdrawn: 1 transaction, average price EUR 4.59	-	-	(79,703)	(366)

Purchase: 2 transactions, average price EUR 4.77	-	-	170,881	815

Share Withdrawn: 1 transaction, average price EUR 4.59	-	-	(215,000)	(986)

Closing balance	195,895	1,033	72,320	345
Movements in the number of treasury common shares B held by Aegon Ltd. were as follows:

EUR millions	1H 2024		FY 2023
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	7,945	1	51,763	6

No transactions in 2024	-	-	-	-

Transactions in 2023:
Share withdrawn: 1 transaction, average price EUR 0.11	-	-	(43,817)	(5)
Purchase: 1 transaction, average price EUR 0.13	-	-	112,619	15
Share withdrawn: 1 transaction, average price EUR 0.13	-	-	(112,619)	(15)

Closing balance	7,945	1	7,945	1

Summary of Basic Earnings Per Share

EUR millions	1H 2024	1H 2023

Earnings per share (EUR per share)

Basic earnings per common share	(0.05)	(0.12)

Basic earnings per common share B	-	-

Diluted earnings per common share	(0.05)	(0.12)

Diluted earnings per common share B	-	-

Earnings per share calculation

Net result attributable to owners of Aegon Ltd.	(52)	(201)

Coupons on other equity instruments	(39)	(24)

Earnings attributable to common shares and common shares B	(91)	(225)

Earnings attributable to common shareholders	(91)	(224)

Earnings attributable to common shareholders B	(1)	(1)

Weighted average number of common shares outstanding (in millions)	1,663	1,935

Weighted average number of common shares B outstanding (in millions)	382	494

Summary of Revaluation Reserves

EUR millions

	Investments measured at fair value through OCI	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Reinsurance contracts held	Total

On January 1, 2024	(3,300)	9	842	939	(2,261)	(3,770)
Gross revaluation	(1,249)	-	(87)	1,706	(462)	(92)
Net (gains) / losses transferred to income statement	61	-	(60)	-	-	1
Foreign currency translation differences	(109)	-	25	38	(72)	(118)
Tax effect	246	-	32	(404)	148	21
On June 30, 2024	(4,351)	10	751	2,280	(2,647)	(3,958)

On January 1, 2023	(5,251)	15	1,024	2,215	(2,566)	(4,563)
Gross revaluation	1,552	(2)	(62)	(1,626)	349	211
Net (gains) / losses transferred to income statement	706	-	(130)	-	-	577
Foreign currency translation differences	138	-	(31)	(47)	82	142
Tax effect	(487)	-	42	397	(126)	(174)
Disposal of group assets	42	(3)	-	-	-	38
On December 31, 2023	(3,300)	9	842	939	(2,261)	(3,770)

Summary of Revaluation Reserve for Investments Measured at FVOCI
The closing balances of the revaluation reserve for investments measured at FVOCI relate to the following instruments:

EUR Millions	2024	2023

Shares	3	2

Debt securities	(4,349)	(3,297)

Money market and other short-term investments	(5)	(5)
Revaluation reserve for investments measured at FVOCI	(4,351)	(3,300)